Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Measurement
Schedule of financial instruments measured at fair value on a recurring basis by level within the fair value hierarchy

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB

Recurring
As of December 31, 2024:
Cash equivalents:
Money market funds	31,335,350	—	—
Short-term investments:
Equity securities	44,479,404	—	—
Available-for-sale debt securities	—	6,319,014	—
Investments in convertible bonds	—	—	506,126
Other non-current assets:
Available-for-sale debt securities	—	23,855,196	—
	75,814,754	30,174,210	506,126

	Fair Value Measurement
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
Recurring
As of December 31, 2025:
Cash equivalents:
Money market funds	72,681,599	—	—
Short-term investments:
Equity securities	66,033,596	—	—
Available-for-sale debt securities	—	19,599,692	—
Investments in convertible bonds	—	—	494,889
Other non-current assets:
Available-for-sale debt securities	—	32,150,125	—
	138,715,195	51,749,817	494,889

Schedule of financial instruments not measured at fair value

	Fair Value disclosure
	Quoted Price in	Significant
	Active Market	Other	Unobservable
	for Identical	Observable	Inputs
	Assets (Level 1)	Inputs (Level 2)	(Level 3)
	RMB	RMB	RMB
As of December 31, 2024:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	210,368,027	—
Loan investments	—	12,119,285	—
Convertible bonds, current portion	—	5,099,337	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	57,309,555	—
As of December 31, 2025:
Short-term investments:
Time deposits and held-to-maturity debt securities	—	220,422,862	—
Loan investments	—	6,856,643	—
Other non-current assets:
Time deposits and held-to-maturity debt securities	—	70,296,260	—